Derivative financial instruments - Offsetting assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Gross amount of recognized assets	$ 214	$ 181
Derivative liabilities eligible for set-off in case of default	(102)	(121)
Net asset exposure	112	60
Reverse repurchase agreements
Gross amount of recognized assets		206
Non-cash collateral received		(206)
Total
Gross amount of recognized assets	214	387
Derivative liabilities eligible for set-off in case of default	(102)	(121)
Non-cash collateral received		(206)
Net asset exposure	$ 112	$ 60